Stock-Based Compensation - Schedule of Weighted-Average Assumptions Used for Calculating Value of Options Granted (Detail)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Expected volatility	74.66%
Weighted average risk-free interest rate	1.77%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 9 months 18 days